CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020
Carrying value of equity attributable to the IDR holders		$ 652,694	$ 625,321
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201613Member
General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders	[1]	$ 48,841	48,306	[2]
Incentive Distribution Rights | General Partner Units and IDRs
Carrying value of equity attributable to the IDR holders		$ 32,500	$ 32,500

[1]	As of December 31, 2020 and 2019, the carrying value of the equity attributable to the incentive distribution rights holders was $32.5 million
[2]	Relates to unrealized net losses on qualifying cash flow hedges.